Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 25, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements

(7) Fair Value Measurements:

The FASB’s Accounting Standards Codification (ASC) 820 - Fair Value Measurements and Disclosures emphasizes that fair value is a market-based measurement that should be determined based on assumptions (inputs) that market participants would use in pricing an asset or liability. Inputs may be observable or unobservable, and valuation techniques used to measure fair value should maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Accordingly, FASB ASC 820 establishes a hierarchal disclosure framework that ranks the quality and reliability of information used to determine fair values. The hierarchy is associated with the level of pricing observability utilized in measuring fair value and defines three levels of inputs to the fair value measurement process. Quoted prices are the most reliable valuation inputs, whereas model values that include inputs based on unobservable data are the least reliable. Each fair value measurement must be assigned to a level corresponding to the lowest level input that is significant to the fair value measurement in its entirety.

The three broad levels of inputs defined by the fair value hierarchy are as follows:

•	Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•	Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The table below presents the balances of assets and liabilities measured at fair value as of March 25, 2018, December 31, 2017, and March 26, 2017 on a recurring basis as well as the fair values of other financial instruments:

(In thousands)	Unaudited Condensed Consolidated Balance Sheet Location	Fair Value Hierarchy Level	March 25, 2018		December 31, 2017		March 26, 2017
			Carrying Value	Fair Value	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets (liabilities) measured on a recurring basis:
Short-term investments	Other current assets	Level 1	$901	$901	$736	$736	—	—
Interest rate swap agreements not designated as cash flow hedges	Derivative Liability	Level 2	$(2,730)	$(2,730)	$(8,722)	$(8,722)	$(15,658)	$(15,658)
Other financial assets (liabilities):
March 2013 term debt	Long-Term Debt (1)	Level 2	—	—	—	—	$(598,500)	$(601,493)
April 2017 term debt	Long-Term Debt (1)	Level 2	$(735,000)	$(740,513)	$(735,000)	$(742,350)	—	—
March 2013 notes	Long-Term Debt (1)	Level 1	—	—	—	—	$(500,000)	$(513,125)
June 2014 notes	Long-Term Debt (1)	Level 1	$(450,000)	$(455,625)	$(450,000)	$(469,125)	$(450,000)	$(462,375)
April 2017 notes	Long-Term Debt (1)	Level 2	$(500,000)	$(494,375)	$(500,000)	$(525,000)	—	—

(1)	Carrying values of long-term debt balances are before reductions for debt issuance costs and original issue discount of $24.2 million, $24.5 million, and $14.9 million as of March 25, 2018, December 31, 2017, and March 26, 2017, respectively.

Fair values of the interest rate swap agreements are determined using significant inputs, including the LIBOR forward curves, which are considered Level 2 observable market inputs.

As of December 31, 2017, the Partnership measured the remaining land at Wildwater Kingdom, one of the Partnership’s separately gated outdoor water parks which ceased operations in 2016, at fair value less cost to sell based on Level 3 unobservable market input. In the fourth quarter of 2017, the Partnership recorded a $7.6 million impairment charge based on information from ongoing marketing activities. This amount was recorded in “Loss on impairment / retirement of fixed assets, net” in the consolidated statement of operations and comprehensive income.

The carrying value of cash and cash equivalents, revolving credit loans, accounts receivable, current portion of term debt, accounts payable, and accrued liabilities approximates fair value because of the short maturity of these instruments. There were no assets measured at fair value on a non-recurring basis as of March 25, 2018 or March 26, 2017.

(11) Fair Value Measurements:

The FASB’s Accounting Standards Codification (ASC) 820—Fair Value Measurements and Disclosures emphasizes that fair value is a market-based measurement that should be determined based on assumptions (inputs) that market participants would use in pricing an asset or liability. Inputs may be observable or unobservable, and valuation techniques used to measure fair value should maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Accordingly, FASB ASC 820 establishes a hierarchal disclosure framework that ranks the quality and reliability of information used to determine fair values. The hierarchy is associated with the level of pricing observability utilized in measuring fair value and defines three levels of inputs to the fair value measurement process. Quoted prices are the most reliable valuation inputs, whereas model values that include inputs based on unobservable data are the least reliable. Each fair value measurement must be assigned to a level corresponding to the lowest level input that is significant to the fair value measurement in its entirety.

The three broad levels of inputs defined by the fair value hierarchy are as follows:

•	Level 1—inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•	Level 2—inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3—inputs to the valuation methodology are unobservable and significant to the fair value measurement.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The table below presents the balances of assets and liabilities measured at fair value as of December 31, 2017 and December 31, 2016 on a recurring basis as well as the fair values of other financial instruments:

	Consolidated Balance Sheet Level	Fair Value Hierarchy Level	December 31, 2017		December 31, 2016
(In thousands)			Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets (liabilities) measured on a recurring basis:
Short-term investments	Other current assets	Level 1	$736	$736	—	—
Interest rate swap agreements not designated as cash flow hedges	Derivative Liability	Level 2	$(8,722)	$(8,722)	$(17,721)	$(17,721)
Other financial assets (liabilities):
March 2013 term debt	Long-Term Debt(1)	Level 2	—	—	$(600,075)	$(603,075)
April 2017 term debt	Long-Term Debt(1)	Level 2	$(735,000)	$(742,350)	—	—
March 2013 notes	Long-Term Debt(1)	Level 1	—	—	$(500,000)	$(510,000)
June 2014 notes	Long-Term Debt(1)	Level 1	$(450,000)	$(469,125)	$(450,000)	$(462,375)
April 2017 notes	Long-Term Debt(1)	Level 2	$(500,000)	$(525,000)	—	—

(1)	Carrying values of long-term debt balances are before reductions of debt issuance costs of $24.5 million and $15.9 million as of December 31, 2017 and December 31, 2016, respectively.

Fair values of the interest rate swap agreements are determined using significant inputs, including LIBOR forward curves, which are considered Level 2 observable market inputs.

As of December 31, 2017, the Partnership has measured the remaining land at Wildwater Kingdom, one of the Partnership’s separately gated outdoor water parks which ceased operations in 2016, at fair value less cost to sell based on Level 3 unobservable market input. In the fourth quarter of 2017, the Partnership recorded a $7.6 million impairment charge based on recent information from ongoing marketing activities. This amount was recorded in “Loss on impairment / retirement of fixed assets, net” in the consolidated statement of operations and comprehensive income.

The carrying value of cash and cash equivalents, revolving credit loans, accounts receivable, current portion of term debt, accounts payable, and accrued liabilities approximates fair value because of the short maturity of these instruments. There were no assets measured at fair value on a non-recurring basis as of December 31, 2016.